Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 802.5	€ 826.0
Restricted cash	0.1	0.1
Cash and cash equivalents	802.6	826.1
Bank overdraft	0.0	(1.3)
Cash and cash equivalents per Statement of Cash Flows	€ 802.6	€ 824.8